STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING JULY 31, 2002

           PW TECHNOLOGY PARTNERS, L.P.

Date of each transaction	Identification of Security	Number of Shares Purchased	Price per Share	Approximate Asset Value or approximate asset coverage per share at time of purchase	Name of Seller or of Seller's Broker

July 5, 2002 July 5, 2002 July 5, 2002 July 5, 2002 July 5, 2002 July 5, 2002 July 5, 2002	LP Interest LP Interest LP Interest LP Interest LP Interest LP Interest LP Interest	$27,326,054 $275,106 $71,031 $56,787 $23,560 $15,431 $22,517	N/A N/A N/A N/A N/A N/A N/A	$705,703,000 $705,703,000 $705,703,000 $705,703,000 $705,703,000 $705,703,000 $705,703,000	UBS PaineWebber Salomon Smith Barney Morgan Stanley Dean Witter AG Edwards Prudential Raymond James HC Wainwright

Remarks:      The Registrant does not issue shares. Number of Shares Purchased represents the total value of LP Interests Purchased.

PW Technology Partners, L.P.
          Name of Registrant

By: /s/ Michael Mascis
           Name

Authorized Person
           (Title)

Date of Statement:      August 6, 2002